Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	₩ 1,668	₩ 1,896
Demand deposits and checking accounts	1,471,891	1,259,813
Time deposits	538,130	360,985
Other cash equivalents	632,176	989,836
Cash and cash equivalents	₩ 2,643,865	₩ 2,612,530